Fees to auditors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fees to auditors
Audit fees	$ 308	$ 73
Audit related fees	119
Other fees	253
Total fees	$ 680	$ 73